UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [X]; Amendment Number: 1
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Pirate Capital LLC
            ------------------
Address:    200 Connecticut Avenue, 4th Floor,
            ----------------------------------
            Norwalk, Connecticut 06854
            --------------------------

13F File Number:    28-11099

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Thomas R. Hudson, Jr.
Title:      President
Phone:      203-854-1100

Signature, Place, and Date of Signing:

      /s/ Thomas R. Hudson         Norwalk, Connecticut          May 18, 2005
      --------------------         --------------------          ------------
          [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      13F File Number           Name

      28-____________           __________________________________________

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0
                                           -------------

Form 13F Information Table Entry Total:          36
                                           -------------

Form 13F Information Table Value Total:      $ 426,564
                                           -------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.               13F File Number                 Name


      No.               13F File Number                 Name

                               PIRATE CAPITAL LLC
                              13F INFORMATION TABLE
                                 March 31, 2005

               Column 1                Column 2    Column 3   Column 4      Column 5                  Column 6      Column 7
   ---------------------------------------------------------------------------------------------------------------------------------




                                       TITLE OF                             SHARES OR           PUT/  INVESTMENT     OTHER
            NAME OF ISSUER              CLASS       CUSIP     VALUE (000)    PRN AMT   SH/PRN   CALL  DISCRETION    MANAGERS
   ---------------------------------------------------------------------------------------------------------------------------------
 1 ALEXANDER & BALDWIN INC             common     014482103      1,236        30,000                                  NONE
 2 ALLETE INC                          common     018522300     33,438       799,000                                  NONE
 3 ALLIED DEFENSE GROUP                common     019118108      5,393       220,200                                  NONE
 4 AMERICAN MTG ACCPT CO               common     027568104        717        51,900                                  NONE
 5 ASSOCIATED ESTATES REALTY CO        common     045604105      6,245       626,399                                  NONE
 6 AVALON CORRECTIONAL SERVICES INC    common     053436101        245       130,533                                  NONE
 7 BFK CAPITAL GROUP                   common     05548G102      5,973       149,300                                  NONE
 8 BANDAG INC.                         common     059815100      4,505        95,900                                  NONE
 9 CAPITAL PACIFIC HOLDINGS INC        common     14040M104        589       138,999                                  NONE
10 CHARTERMAC                          common     160908109     12,320       573,000                                  NONE
11 CORNELL COMPANIES INC               common     219141108     25,190     1,999,200                                  NONE
12 CORRECTIONS CORP AMERICA            common     22025Y407      4,983       129,100                                  NONE
13 CUTTER & BUCK INC                   common     232217109     19,260     1,373,745                                  NONE
14 GENCORP INC                         common     368682100     31,550     1,577,500                                  NONE
15 GEO GROUP INC                       common     36159R103      4,161       145,600                                  NONE
16 GRIFFIN LAND AND NURSERIES INC      common     398231100        304        11,678                                  NONE
17 JOHN Q HAMMONS HOTELS INC           common     408623106     10,260       475,200                                  NONE
18 IKON OFFICE SUPPLIES                common     451713101      8,297       838,900                                  NONE
19 INTERNATIONAL PAPER                 common     460146103      3,377        91,800                                  NONE
20 INTRAWEST CORP.                     common     460915200     45,241     2,364,900                                  NONE
21 IPSCO INC                           common     462622101     10,826       210,800                                  NONE
22 MI DEVELOPMENTS INC.                common     55304X104        886        28,000                                  NONE
23 NEIMAN MARCUS GROUP CLASS A         common     640204202     22,420       245,000                                  NONE
24 NEIMAN MARCUS GROUP CLASS B         common     640204301      6,110        67,700                                  NONE
25 ORIENT EXPRESS HOTELS LTD           common     G67743107      7,804       299,000                                  NONE
26 SHOLODGE INC                        common     825034101        113        32,382                                  NONE
27 SIZELER PROPERTY INVESTORS          common     830137105      3,754       316,500                                  NONE
28 ST JOE CO                           common     790148100     22,646       335,900                                  NONE
29 SEA CONTAINERS LTD CLA              common     811371707      2,874        42,700                                  NONE
30 TEJON RANCH CO                      common     879080109        486        10,900                                  NONE
31 TEMPLE INLAND INC                   common     879868107     33,591       463,000                                  NONE
32 TOYS R US INC                       common     892335100     38,452     1,492,700                                  NONE
33 UNITED CAPITAL CORP                 common     909912107     10,385       424,900                                  NONE
34 VAIL RESORTS INC                    common     91879Q109     13,319       535,400                                  NONE
35 WALTER INDUSTRIES INC NEW           common     93317Q105     12,403       291,500                                  NONE
36 ANGELICA CORP.                      common     034663104     19,144       683,700                                  NONE

               Column 1                               Column 8
   ---------------------------------------------------------------------------------

                                                         VOTING AUTHORITY
                                                         ----------------

                                                         SOLE        SHARED   NONE
            NAME OF ISSUER
   ---------------------------------------------------------------------------------
 1 ALEXANDER & BALDWIN INC                              30,000
 2 ALLETE INC                                          799,000
 3 ALLIED DEFENSE GROUP                                220,200
 4 AMERICAN MTG ACCPT CO                                51,900
 5 ASSOCIATED ESTATES REALTY CO                        626,399
 6 AVALON CORRECTIONAL SERVICES INC                    130,533
 7 BFK CAPITAL GROUP                                   149,300
 8 BANDAG INC.                                          95,900
 9 CAPITAL PACIFIC HOLDINGS INC                        138,999
10 CHARTERMAC                                          573,000
11 CORNELL COMPANIES INC                             1,999,200
12 CORRECTIONS CORP AMERICA                            129,100
13 CUTTER & BUCK INC                                 1,373,745
14 GENCORP INC                                       1,577,500
15 GEO GROUP INC                                       145,600
16 GRIFFIN LAND AND NURSERIES INC                       11,678
17 JOHN Q HAMMONS HOTELS INC                           475,200
18 IKON OFFICE SUPPLIES                                838,900
19 INTERNATIONAL PAPER                                  91,800
20 INTRAWEST CORP.                                   2,364,900
21 IPSCO INC                                           210,800
22 MI DEVELOPMENTS INC.                                 28,000
23 NEIMAN MARCUS GROUP CLASS A                         245,000
24 NEIMAN MARCUS GROUP CLASS B                          67,700
25 ORIENT EXPRESS HOTELS LTD                           299,000
26 SHOLODGE INC                                         32,382
27 SIZELER PROPERTY INVESTORS                          316,500
28 ST JOE CO                                           335,900
29 SEA CONTAINERS LTD CLA                               42,700
30 TEJON RANCH CO                                       10,900
31 TEMPLE INLAND INC                                   463,000
32 TOYS R US INC                                     1,492,700
33 UNITED CAPITAL CORP                                 424,900
34 VAIL RESORTS INC                                    535,400
35 WALTER INDUSTRIES INC NEW                           291,500
36 ANGELICA CORP.                                      683,700